Taxation - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Deferred tax assets:
Less: valuation allowance	¥ (275,525)	¥ (270,040)		¥ (407,053)		¥ (367,071)
Total deferred tax assets, net			¥ 58,975		¥ 2,255
Jurisdictions other than Australia
Deferred tax assets:
Allowance for credit losses	241,766	240,368
Impairment of long-term investment	9,150	9,150
Impairment of long-lived assets	1,157	799
Operating lease liabilities	714
Net operating loss carry forwards	21,186	17,712
Guarantee liabilities		11
Accrued expense	2,000	2,000
Subtotal	275,973	270,040
Less: valuation allowance	(275,525)	¥ (270,040)
Total deferred tax assets, net	448
Net off against deferred tax liabilities	(448)
Deferred tax liabilities:
Operating right-of-use assets	(448)
Total deferred tax liabilities	(448)
Net off against deferred tax assets	¥ 448